As filed with the Securities and Exchange Commission on May xx, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

1200 Park Place, Suite 100, San Mateo, CA 94403
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
1200 Park Place, Suite 100, San Mateo, CA 94403
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

MARKETOCRACY MASTERS 100 FUND
Portfolio of Investments
March 31, 2011 (Unaudited)

		Shares	Market Value
Common Stocks - 89.1%			$12,753,942
(Cost $11,436,059)

AGRICULTURE, FORESTRY & HUNTING - 0.2%			26,166
PCL	PLUM CREEK TIMBER CO., INC.	600	26,166

CONSTRUCTION - 0.7%			94,242
DHI	D.R. HORTON, INC.	2,200	25,630
HXM	HOMEX DEVELOPMENT CORP.*	600	16,350
KBR	KBR, INC.	600	22,662
PHM	PULTEGROUP, INC.*	4,000	29,600

FINANCE & INSURANCE - 5.9%			840,165
AWH	ALLIED WORLD ASSURANCE COMPANY HOLDINGS LTD.	1,000	62,690
AFSI	AMTRUST FINANCIAL SERVICES, INC.	2,800	53,396
AXS	AXIS CAPITAL HOLDINGS LTD.	1,600	55,872
ENH	ENDURANCE SPECIALTY HOLDINGS LTD.	1,200	58,584
ERF	ENERPLUS CORP.	600	18,996
RE	EVEREST RE GROUP LTD.	600	52,908
HIG	HARTFORD FINANCIAL SERVICES GROUP, INC.	1,200	32,316
KFN	KKR FINANCIAL HOLDINGS LLC	6,400	62,656
LNC	LINCOLN NATIONAL CORP.	1,800	54,072
MHLD	MAIDEN HOLDINGS LTD.	7,600	56,924
MRH	MONTPELIER RE HOLDINGS LTD.	2,800	49,476
NFP	NATIONAL FINANCIAL PARTNERS CORP.*	3,800	56,050
PTP	PLATINUM UNDERWRITER HOLDINGS LTD.	1,350	51,422
PFG	PRINCIPAL FINANCIAL GROUP, INC.	1,600	51,376
TELOZ	TEL OFFSHORE TRUST*	90	153
UNH	UNITEDHEALTH GROUP, INC.	1,400	63,280
VR	VALIDUS HOLDINGS LTD.	1,800	59,994

INFORMATION - 4.8%			678,920
BIDU	BAIDU, INC. - ADR*	600	82,686
CTEL	CITY TELECOM HK LTD. - ADR	6,500	98,345
CCOI	COGENT COMMUNICATIONS GROUP, INC.*	7,300	104,171
ELNK	EARTHLINK, INC.	5,400	42,282
HTCO	HICKORY TECH CORP.	7,200	65,448
IRDM	IRIDIUM COMMUNICATIONS, INC.*	2,000	15,940
NIHD	NII HOLDINGS, INC.*	1,200	50,004
SIRI	SIRIUS XM RADIO, INC.*	42,200	70,052
SKM	SK TELECOM LTD. - ADR	1,800	33,858
TNE	TELE NORTE LESTE PARTICIPACOES S A - ADR	3,400	59,602
VIV	VIVO PARTICIPACOES S A - ADR	1,400	56,532

MANUFACTURING - 40.0%			5,729,874
AKS	AK STEEL HOLDING CORP.	13,200	208,296
AIN	ALBANY INTERNATIONAL CORP.	4,100	102,090
AMRN	AMARIN CORP. PLC - ADR *	22,406	163,564
APFC	AMERICAN PACIFIC CORP.*	5,400	32,832
APEMY	APERAM - ADR	60	2,399
BHI	BAKER HUGHES INC.	600	44,058
BP	BP PLC - ADR	600	26,484
BRKS	BROOKS AUTOMATION, INC.*	1,400	19,222
CCJ	CAMECO CORP.	3,200	96,128
CAT	CATERPILLAR, INC.	1,200	133,620
CF	CF INDUSTRIES H0LDINGS, INC.	200	27,358
CVX	CHEVRON CORP.	200	21,486
CSUN	CHINA SUNERGY CO. LTD. - ADR*	17,700	72,924
CMTL	COMTECH TELECOMMUNICATIONS CORP.	2,000	54,360
COP	CONOCOPHILLIPS	1,200	95,832
CVI	CVR ENERGY, INC.*	2,000	46,320
DEPO	DEPOMED, INC.*	32,487	326,170
EMAN	EMAGIN CORP.*	4,900	35,035
EXFO	EXFO, INC.*	5,600	61,208
XIDE	EXIDE TECHNOLOGIES*	8,000	89,440
FTK	FLOTEK INDUSTRIES, INC.*	2,000	16,820
FMX	FOMENTO ECONOMICO MEXICANO S A - ADR	400	23,480
FRX	FOREST LABORATORIES, INC.*	600	19,380
GE	GENERAL ELECTRIC CO.	1,000	20,050
HITK	HI-TECH PHARMACAL CO., INC.*	1,000	20,130
HOC	HOLLY CORP.	400	24,304
HII	HUNTINGTON INGALLS INDUSTRIES, INC.*	533	22,133
IOSP	INNOSPEC, INC.*	6,700	213,998
IRF	INTERNATIONAL RECTIFIER CORP.*	2,400	79,344

IXYS	IXYS CORP.*	7,200	96,696
JASO	JA SOLAR HOLDINGS CO. LTD. - ADR*	8,200	57,400
JOYG	JOY GLOBAL, INC.	400	39,524
KEM	KEMET CORP.*	3,600	53,388
KOPN	KOPIN CORP.*	8,300	38,097
KVHI	KVH INDUSTRIES, INC.*	4,400	66,528
LSCC	LATTICE SEMICONDUCTOR CORP.*	3,200	18,880
LXU	LSB INDUSTRIES, INC.*	6,300	249,732
MFW	M & F WORLDWIDE CORP.*	800	20,096
MTW	MANITOWOC, INC.	6,400	140,032
MRVL	MARVELL TECHNOLOGY GROUP LTD.*	1,200	18,660
MTRN	MATERION CORP.*	3,700	150,960
MDCO	MEDICINES CO.*	1,200	19,548
MERC	MERCER INTERNATIONAL, INC.*	15,300	207,315
MRK	MERCK & CO., INC.	800	26,408
MFRI	MFRI, INC.*	1,800	20,232
MVIS	MICROVISION, INC.*	20,900	27,588
MKSI	MKS INSTRUMENTS, INC.	600	19,980
MYGN	MYRIAD GENETICS, INC.*	7,400	149,110
NEWP	NEWPORT CORP.*	4,000	71,320
NRTLQ	NORTEL NETWORKS CORP.*	12	-
NOC	NORTHROP GRUMMAN CORP.	3,200	200,672
NVS	NOVARTIS A G - ADR	400	21,740
NUE	NUCOR CORP.*	1,300	59,826
OMG	OM GROUP, INC.	1,600	58,464
OME	OMEGA PROTEIN CORP.*	2,700	36,423
ORBK	ORBOTECH LTD.*	6,300	80,892
PTIE	PAIN THERAPEUTICS, INC.	16,000	152,960
PPHM	PEREGRINE PHARMACEUTICALS, INC.*	30,845	72,794
PLAB	PHOTRONICS, INC.*	11,400	102,258
PRAN	PRANA BIOTECHNOLOGY LTD. - ADR*	13,400	37,654
RIMM	RESEARCH IN MOTION LTD.*	400	22,628
RDS	ROYAL DUTCH SHELL PLC - ADR	400	29,144
SNTS	SANTARUS, INC.*	47,400	162,108
HEAT	SMARTHEAT, INC.*	19,800	56,034
SFD	SMITHFIELD FOODS, INC.*	2,400	57,744
SODA	SODASTREAM INTERNATIONAL LTD.*	600	26,286
STM	STMICROELECTRONICS N V - ADR	8,000	99,360
SUN	SUNOCO, INC.	400	18,236
TEX	TEREX CORP.*	1,800	66,672
TSO	TESORO CORP.*	2,800	75,124
TIE	TITANIUM METALS CORP.*	1,200	22,296
TRW	TRW AUTOMOTIVE HOLDINGS CORP.*	800	44,064
TSN	TYSON FOODS, INC.	3,400	65,246
USHS	U.S. HOME SYSTEMS, INC.*	5,600	24,360
XIDE	UNITED STATES STEEL CORP.	1,000	53,940
VLO	VALERO ENERGY CORP.	800	23,856
VRGY	VERIGY LTD.*	4,200	59,178
VSH	VISHAY INTERTECHNOLOGY, INC.*	3,200	56,768
VVUS	VIVUS, INC.*	47,200	292,168
WNR	WESTERN REFINING, INC.*	3,600	61,020

MINING - 30.6%			4,383,481
AEM	AGNICO-EAGLE MINES LTD.	400	26,540
ANV	ALLIED NEVADA GOLD CORP.*	2,200	78,056
AAU	ALMADEN MINERALS LTD.*	6,700	26,934
ANR	ALPHA NATURAL RESOURCES, INC.*	400	23,748
APC	ANADARKO PETROLEUM CORP.	200	16,384
APA	APACHE CORP.	1,200	157,104
ACI	ARCH COAL, INC.	800	28,832
ATPG	ATP OIL & GAS CORP.*	1,600	28,976
ATW	ATWOOD OCEANICS, INC.*	1,000	46,430
BAA	BANRO CORP.*	7,000	17,500
BTE	BAYTEX ENERGY CORP.	400	23,352
BRY	BERRY PETROLEUM CO.	3,400	171,530
BHP	BHP BILLITON LTD. - ADR	300	28,764
BRD	BRIGUS GOLD CORP.*	18,800	28,952
CNQ	CANADIAN NATURAL RESOURCES LTD.	1,800	88,974
CVE	CENOVUS ENERGY, INC.	2,600	102,388
CHK	CHESAPEAKE ENERGY CORP.	4,400	147,488
NEP	CHINA NORTH EAST PETROLEUM HOLDINGS LTD.*	10,600	49,184
XEC	CIMAREX ENERGY CO.	200	23,048
CLF	CLIFFS NATURAL RESOURCES, INC.	800	78,624
BVN	COMPANIA DE MINAS BUENAVENTURA - ADR	400	17,188
CLLZF	CONNACHER OIL & GAS LTD.	36,200	53,395
MCF	CONTANGO OIL & GAS CO.*	400	25,296
DNR	DENBURY RESOURCES, INC.*	800	19,520
DVN	DEVON ENERGY CORP.	200	18,354
ECA	ENCANA CORP.	1,000	34,530
END	ENDEAVOUR INTERNATIONAL CORP.*	10,000	127,000
EXXI	ENERGY XXI (BERMUDA) LTD.*	800	27,280
ESV	ENSCO PLC - ADR	400	23,136
EOG	EOG RESOURCES, INC.	200	23,702

FCX	FREEPORT-MCMORAN COPPER & GOLD, INC.	1,400	77,770
GEOI	GEORESOURCES, INC.*	1,000	31,270
GG	GOLDCORP, INC.	1,200	59,760
GPOR	GULFPORT ENERGY CORP.*	800	28,920
HAL	HALLIBURTON CO.	400	19,936
HL	HECLA MINING CO.*	2,600	23,608
HP	HELMERICH & PAYNE, INC.	600	41,214
HDY	HYPERDYNAMICS CORP.*	3,600	16,632
IFNY	INFINITY ENERGY RESOURCES, INC.*	42,200	122,380
ICO	INTERNATIONAL COAL GROUP, INC.*	1,800	20,340
KEG	KEY ENERGY SERVICES, INC.*	1,200	18,660
MRO	MARATHON OIL CORP.	1,600	85,296
NBR	NABORS INDUSTRIES LTD.*	600	18,228
NEM	NEWMONT MINING CORP.	1,000	54,580
NXY	NEXEN, INC.	2,400	59,808
NBL	NOBLE ENERGY, INC.	400	38,660
PAL	NORTH AMERICAN PALLADIUM LTD.*	3,000	19,470
NXG	NORTHGATE MINERALS CORP.*	104,000	280,800
NG	NOVAGOLD RESOURCES, INC.*	2,400	31,200
OXY	OCCIDENTAL PETROLEUM CORP.	400	41,796
PAAS	PAN AMERICAN SILVER CORP.	1,600	59,408
PHX	PANHANDLE OIL AND GAS, INC.	700	22,155
PWE	PENN WEST PETROLEUM LTD.	2,200	60,940
PZE	PETROBRAS ARGENTINA S A - ADR	800	17,672
HK	PETROHAWK ENERGY CORP.*	2,200	53,988
PXD	PIONEER NATURAL RESOURCES CO.	200	20,384
PXP	PLAINS EXPLORATION & PRODUCTION CO.*	600	21,738
GOLD	RANDGOLD RESOURCES LTD. - ADR*	200	16,308
RRC	RANGE RESOURCES CORP.	800	46,768
RIC	RICHMONT MINES, INC.*	2,800	18,648
RIO	RIO TINTO PLC - ADR	400	28,448
RDC	ROWAN COMPANIES, INC.*	800	35,344
SLB	SCHLUMBERGER LTD.	1,200	111,912
SA	SEABRIDGE GOLD, INC.*	2,600	82,732
SSRI	SILVER STANDARD RESOURCES, INC.*	1,000	31,380
SLW	SILVER WHEATON CORP.	4,800	208,128
SVM	SILVERCORP METALS, INC.	1,400	20,398
SM	SM ENERGY CO.	200	14,838
SCCO	SOUTHERN COPPER CORP.	1,500	60,405
STO	STATOIL ASA - ADR	800	22,112
SGY	STONE ENERGY CORP.*	5,200	173,524
SUBCY	SUBSEA 7 S A - ADR	1,800	45,504
SU	SUNCOR ENERGY, INC.	600	26,904
TGB	TASEKO MINES LTD.*	17,200	101,996
TCK	TECK RESOURCES LTD.	1,000	53,020
TC	THOMPSON CREEK METALS CO., INC.*	4,800	60,192
TRGL	TOREADOR RESOURCES CORP.*	2,000	21,560
RIG	TRANSOCEAN LTD.*	1,200	93,540
EGY	VAALCO ENERGY, INC.	6,500	50,440
VALE	VALE S A - ADR	800	26,680
VGZ	VISTA GOLD CORP.*	8,000	32,000
CWEI	WILLIAMS CLAYTON ENERGY, INC.*	200	21,140
AUY	YAMANA GOLD, INC.	2,800	34,468
YZC	YANZHOU COAL MINING CO., LTD. - ADR	1,000	36,270

HEALTH CARE & SOCIAL ASSISTANCE - 1.4%			206,556
AVCA	ADVOCAT, INC.	3,400	24,650
CNU	CONTINUCARE CORP.*	4,200	22,470
FVE	FIVE STAR QUALITY CARE, INC.*	10,300	83,739
MDF	METROPOLITAN HEALTH NETWORKS, INC.*	4,700	22,231
SUNH	SUN HEALTHCARE GROUP, INC.*	3,800	53,466

PROFESSIONAL, SCIENTIFIC & TECHNICAL SERVICES - 1.2%			167,768
CACI	CACI INTERNATIONAL, INC.*	1,000	61,320
EEI	ECOLOGY & ENVIRONMENT, INC.	4,400	84,480
VDSI	VASCO DATA SECURITY INTERNATIONAL, INC.*	1,600	21,968

REAL ESTATE RENTAL & LEASING - 1.1%			158,416
AVB	AVALONBAY COMMUNITIES, INC.	403	48,392
COR	CORESITE REALTY CORP.	2,600	41,184
MSB	MESABI TRUST	1,000	41,140
PVR	PENN VIRGINIA RESOURCE PARTNERS LP	1,000	27,700

RETAIL TRADE - 1.2%			175,555
NSIT	INSIGHT ENTERPRISES, INC.*	4,400	74,932
M	MACYS, INC.	1,400	33,964
SAH	SONIC AUTOMOTIVE, INC.	2,600	36,426
SPGZ	SPECTRUM GROUP INTERNATIONAL, INC.*	3,411	10,301
PLCE	THE CHILDREN'S PLACE RETAIL STORES, INC.*	400	19,932

TRANSPORTATION & WAREHOUSING - 0.7%			101,171
BRS	BRISTOW GROUP, INC.*	400	18,920
PAC	GRUPO AEROPORTUARIO DEL PACIFICO S.A.B. DE CV - ADR	800	33,992
ASR	GRUPO AEROPORTUARIO DEL SURESTE S A DE CV - ADR	400	23,508
GSH	GUANGSHEN RAILWAY CO. LTD. - ADR	1,300	24,440
SFL	SHIP FINANCE INTERNATIONAL LTD.	15	311

UTILITIES - 0.1%			16,950
UGP	ULTRAPAR HOLDINGS, INC. - ADR	1,000	16,950

WHOLESALE TRADE - 1.2%			174,678
DXPE	DXP ENTERPRISES, INC.*	4,900	113,092
STKL	SUNOPTA, INC.*	8,300	61,586

WARRANTS - 0.0%			3
(Cost $1)
KKDOW	KRISPY KREME DOUGHNUTS, INC.* - Expiration 3/2/2012 at $12.21	18	3

EXCHANGE TRADED NOTES - 0.1%			18,198
(Cost $16,436)
RJI	ELEMENTS ROGERS INTERNATIONAL COMMODITY INDEX*	1,800	18,198

INVESTMENT COMPANIES - 4.6%			649,340
(Cost $643,840)
GDXJ	MARKET VECTORS JUNIOR GOLD MINERS ETF*	800	31,376
DBA	POWERSHARES DB AGRICULTURE*	600	20,544
DBC	POWERSHARES DB COMMODITY INDEX TRACKING*	600	18,306
AGQ	PROSHARES ULTRA SILVER*	200	45,018
RXD	PROSHARES ULTRASHORT HEALTH CARE*	800	20,600
EPV	PROSHARES ULTRASHORT MSCI EUROPE*	1,900	92,245
EWV	PROSHARES ULTRASHORT MSCI JAPAN*	2,800	101,304
DUG	PROSHARES ULTRASHORT OIL & GAS*	2,400	63,480
QID	PROSHARES ULTRASHORT QQQ*	1,000	50,960
SRS	PROSHARES ULTRASHORT REAL ESTATE*	4,600	71,116
SDS	PROSHARES ULTRASHORT S&P 500*	1,400	29,302
SDP	PROSHARES ULTRASHORT UTILITIES*	2,500	37,450
GLD	SPDR GOLD TRUST *	200	27,964
UNG	UNITED STATES NATURAL GAS FUND*	3,450	39,675

CASH EQUIVALENTS - 6.5%			931,976
(Cost $931,976)
HIGHMARK 100% US TREASURY MONEY MARKET FUND, 0.01%^		465,988	465,988
HIGHMARK DIVERSIFIED MONEY MARKET FUND, 0.03%^		465,988	465,988

TOTAL INVESTMENT SECURITIES - 100.3%			14,353,459
(Cost $13,028,312)

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)			(43,409)

NET ASSETS - 100.0%			$14,310,050

ADR - American Depository Receipt.
*Non-income producing security.
^ Seven-day yield as of March 31, 2011.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows+:

Cost of investments	$14,167,386
Gross unrealized appreciation	1,607,426
Gross unrealized depreciation	(1,421,353)
Net unrealized depreciation	$186,073

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual

The Marketocracy Masters 100 Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1– Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2011:

	Level 1	Level 2	Level 3
Common Stock	$12,753,942
		-	-
Exchange Traded Notes	18,198

Investment Companies	649,340

Warrants	3	-	-

Short-Term Investments	931,976	-	-

Total Investments in Securities	$14,353,459	-	-

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Marketocracy Funds

By (Signature and Title) /s/ Kendrick W. Kam
                   Kendrick W. Kam, President & Treasurer

Date  May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kendrick W. Kam
             Kendrick W. Kam, President & Treasurer

Date  May 25, 2011

* Print the name and title of each signing officer under his or her signature.